Offerings - Offering: 1	Dec. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	12,979,579
Proposed Maximum Offering Price per Unit	2.75
Maximum Aggregate Offering Price	$ 35,693,842.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,929.32
Offering Note	(1) There is also being registered hereunder an indeterminate number of additional shares of common stock as shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The maximum price per shares of common stock and the maximum aggregate offering price are based on the average of the $2.84 (high) and $2.66 (low) sale price of the registrant's common stock as reported on the Nasdaq Capital Market on December 16, 2025, which date is within five business days prior to filing this Registration Statement.